FIRST TRUST EXCHANGE-TRADED FUND II

                          FIRST TRUST BICK INDEX FUND
                                  (the "Fund")

    SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED APRIL 1, 2010

                            DATED SEPTEMBER 21, 2010

      Effective October 1, 2010, the Board of Trustees has approved the reduction of the management fees paid by the Fund pursuant to the Investment Management Agreement from 0.70% of the Fund's average daily net assets to 0.64% of the Fund's average daily net assets. Accordingly, the costs disclosed in the Example in the "Fees and Expenses of the Fund" sections of the Prospectus and Summary Prospectus will be $65 for 1 Year and $233 for 3 Years.

      This reduction in management fees will have no effect on the services provided to the Fund by First Trust pursuant to the Investment Management Agreement.

           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
                    SUMMARY PROSPECTUS FOR FUTURE REFERENCE



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                      FIRST TRUST EXCHANGE-TRADED FUND II

                          FIRST TRUST BICK INDEX FUND
                                  (the "Fund")

   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2010

                            DATED SEPTEMBER 21, 2010

      Effective October 1, 2010, the Board of Trustees has approved the reduction of the management fees paid by the Fund pursuant to the Investment Management Agreement from 0.70% of the Fund's average daily net assets to 0.64% of the Fund's average daily net assets. This reduction in management fees will have no effect on the services provided to the Fund by First Trust pursuant to the Investment Management Agreement.

            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE